Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Later than two months and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets past due payments delayed	$ 12	$ 0
Financial assets past due	3,297	20
Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets past due payments delayed	4	0
Financial assets past due	$ 224	$ 0